Long-Term Debt and Other Financial Liabilities, March 2023 Neptune Sale and Leaseback (Details) $ in Thousands		12 Months Ended
	Jul. 19, 2024 USD ($)	Dec. 31, 2025 USD ($) Installment	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)
Long-Term Debt and Other Financial Liabilities [Abstract]
Balance outstanding		$ 47,901	$ 78,753
Loss on extinguishment of debt		$ (640)	$ (397)	$ (85)
March 2023 Neptune Sale and Leaseback [Member]
Long-Term Debt and Other Financial Liabilities [Abstract]
Financing amount					$ 12,250
Interest rate		4.25%
Term of variable rate		3 months
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		Term Secured Overnight Financing Rate (SOFR) [Member]
Term to repay principal		5 years
Number of consecutive payment installments | Installment		60
Frequency of periodic payment		monthly
Installment payment		$ 98
Balloon payment		$ 6,400
Minimum security coverage ratio, first twelve months		120.00%
Minimum security coverage ratio, thereafter		130.00%
Minimum liquidity		$ 350
Term of bareboat charter		5 years
Balance outstanding	$ 10,788
Unamortized debt discounts written off	148
Loss on extinguishment of debt	$ (227)